Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 362.0
Property, plant and equipment at end of period	405.0	$ 362.0
Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	182.0
Property, plant and equipment at end of period	215.0	182.0
Owned Assets | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	23.0
Property, plant and equipment at end of period	22.0	23.0
Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	63.0
Property, plant and equipment at end of period	74.0	63.0
Owned Assets | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	81.0
Property, plant and equipment at end of period	93.0	81.0
Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	15.0
Property, plant and equipment at end of period	26.0	15.0
Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	362.0
Property, plant and equipment at end of period	405.0	362.0
Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	180.0
Property, plant and equipment at end of period	190.0	180.0
At cost | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	363.0	276.0
Additions	93.0	63.0
Additions from acquisition		41.0
Dispositions retirements and other	30.0	(25.0)
Transfers	0.0	0.0
Foreign exchange	(2.0)	8.0
Property, plant and equipment at end of period	424.0	363.0
At cost | Owned Assets | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	46.0	32.0
Additions	4.0	1.0
Additions from acquisition		6.0
Dispositions retirements and other	(6.0)	0.0
Transfers	3.0	6.0
Foreign exchange	1.0	1.0
Property, plant and equipment at end of period	48.0	46.0
At cost | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	95.0	78.0
Additions	23.0	5.0
Additions from acquisition		9.0
Dispositions retirements and other	(3.0)	(8.0)
Transfers	4.0	9.0
Foreign exchange	0.0	2.0
Property, plant and equipment at end of period	119.0	95.0
At cost | Owned Assets | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	207.0	155.0
Additions	43.0	20.0
Additions from acquisition		24.0
Dispositions retirements and other	(25.0)	(14.0)
Transfers	7.0	17.0
Foreign exchange	(1.0)	5.0
Property, plant and equipment at end of period	231.0	207.0
At cost | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	15.0	11.0
Additions	23.0	37.0
Additions from acquisition		2.0
Dispositions retirements and other	4.0	(3.0)
Transfers	(14.0)	(32.0)
Foreign exchange	(2.0)	0.0
Property, plant and equipment at end of period	26.0	15.0
At cost | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	627.0	479.0
Additions	155.0	90.0
Additions from acquisition		76.0
Dispositions retirements and other	36.0	(35.0)
Transfers	0.0	0.0
Foreign exchange	(5.0)	17.0
Property, plant and equipment at end of period	741.0	627.0
At cost | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	264.0	203.0
Additions	62.0	27.0
Additions from acquisition		35.0
Dispositions retirements and other	(6.0)	(10.0)
Transfers	0.0	0.0
Foreign exchange	(3.0)	9.0
Property, plant and equipment at end of period	317.0	264.0
Accumulated depreciation | Owned Assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(181.0)	(144.0)
Dispositions retirements and other	(33.0)	(17.0)
Depreciation	61.0	51.0
Foreign exchange	0.0	3.0
Property, plant and equipment at end of period	(209.0)	(181.0)
Accumulated depreciation | Owned Assets | Computer hardware and network assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(23.0)	(16.0)
Dispositions retirements and other	(5.0)	0.0
Depreciation	8.0	7.0
Foreign exchange	0.0	0.0
Property, plant and equipment at end of period	(26.0)	(23.0)
Accumulated depreciation | Owned Assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(32.0)	(28.0)
Dispositions retirements and other	(3.0)	(8.0)
Depreciation	15.0	11.0
Foreign exchange	1.0	1.0
Property, plant and equipment at end of period	(45.0)	(32.0)
Accumulated depreciation | Owned Assets | Furniture and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(126.0)	(100.0)
Dispositions retirements and other	(25.0)	(9.0)
Depreciation	38.0	33.0
Foreign exchange	(1.0)	2.0
Property, plant and equipment at end of period	(138.0)	(126.0)
Accumulated depreciation | Owned Assets | Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	0.0	0.0
Dispositions retirements and other	0.0	0.0
Depreciation	0.0	0.0
Foreign exchange	0.0	0.0
Property, plant and equipment at end of period	0.0	0.0
Accumulated depreciation | Right-of-use lease assets
Property, plant and equipment
Property, plant and equipment at beginning of period	(265.0)	(179.0)
Dispositions retirements and other	(39.0)	(17.0)
Depreciation	115.0	99.0
Foreign exchange	(5.0)	4.0
Property, plant and equipment at end of period	(336.0)	(265.0)
Accumulated depreciation | Right-of-use lease assets | Buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(84.0)	(35.0)
Dispositions retirements and other	(6.0)	0.0
Depreciation	54.0	48.0
Foreign exchange	(5.0)	1.0
Property, plant and equipment at end of period	$ (127.0)	$ (84.0)